Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Thesis Flexible Fund (Prospectus Summary) | Thesis Flexible Fund | Thesis Flexible Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFLEX

Thesis Flexible Fund (Prospectus Summary) | Thesis Flexible Fund
SUMMARY SECTION
Investment Objective
Thesis Flexible Fund (the "Fund") seeks long-term growth of capital while reducing exposure to general equity market risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Thesis Flexible Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee for weekday/Saturday	20
Retirement account fees (annual maintenance and full redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thesis Flexible Fund
Management fees		2.25%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses (including dividend expenses on short sales, interest expenses and expenses related to special situation investing of 0.60%)		4.40%
Acquired fund fees and expenses		0.02%
Total annual fund operating expenses	[1]	6.92%
Fee waiver and/or expense reimbursements	[2]	(3.30%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	3.62%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflect only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding interest, taxes, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) do not exceed 3.00% of average daily net assets of the Fund. This agreement is in effect until June 30, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Thesis Flexible Fund	364	1,741	3,065	6,158

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 564% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to pursue its investment objective principally by taking long and short positions in domestic and foreign common equity securities (including emerging market securities), American Depositary Receipts ("ADRs"), Global
Depositary Receipts ("GDRs"), domestic and foreign fixed income securities
(including securities of foreign sovereigns and supranational organizations and emerging market securities), precious metals, and commodities and commodity-related contracts. The Fund buys securities that the portfolio manager believes will go up in price and sells short securities the portfolio manager believes will go down in price. The Fund may invest in securities of companies of any size including small and mid capitalization companies. In addition, the
Fund may invest in "special situations" companies that are experiencing management changes, are currently out of favor with the investment community, or are facing other serious challenges.

While the Fund generally purchases securities for investment purposes, it may make strategic investments in companies for the purpose of effecting governance, operational or other fundamental changes. The Fund may seek to influence or control management of a company in which it invests[, or invest in other companies that do so,] when the Fund's advisor believes such actions will increase the value of the Fund's portfolio holdings. Shareholder activism can take any of several forms, including proxy battles, publicity campaigns, and negotiations with management.

The Fund identifies investment opportunities by researching opportunities and taking into account applicable market conditions and other macroeconomic factors.  The investment process involves an analysis of an issuer's
"fundamentals" -- such as revenues, earnings, cash flows, dividends, and balance sheet information -- coupled with an analysis of market action, including both price behavior and trading volume. The allocation between long and short positions is a result of the investment process. The Fund intends that, under normal market conditions, it will hold a higher percentage of its assets in long positions than short positions (i.e., the Fund will be "net long"). To manage its net exposure between long and short positions, the Fund may take long and short positions in instruments that provide exposure to the equity markets, including exchange-traded funds, options, futures, commodities, other index-based instruments and other instruments.

The Fund intends to invest in the following domestic and foreign fixed income securities:  notes, bills and debentures that are investment grade (rated in one of the four highest ratings categories by Moody's Investor Service, Inc.
("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
("Standard & Poor's")); bank debt obligations, high-yield debt securities
(commonly referred to as "junk bonds"), convertible securities, loan participations, securities eligible for trading pursuant to Rule 144A under the
Securities Act of 1933 ("Rule 144A Securities") and structured notes that are below investment grade (rated Ba or lower by Moody's or BB or lower by Standard
& Poor's) or that are in default; and securities issued by supranational organizations and sovereign debt securities which are rated by Moody's or
Standard & Poor's as either investment grade or below investment grade.  In selecting debt securities to achieve the Fund's investment objectives, the
Advisor will consider the likelihood of default and the potential for capital appreciation.

When deemed appropriate by the portfolio manager, the Fund may temporarily be positioned as market-neutral or "net short", as measured by gross long positions minus gross short positions, for short-term investment or defensive purposes. In addition, for short-term investment or defensive purposes the Fund may hold up to 100% of its assets in cash and equivalents, including government obligations in the currency of any developed country (including the U.S. dollar), short-term highly-rated commercial paper, and certificates of deposit issued by a government-insured banking institution. To the extent that the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective.

For more information on the principal investment strategies, please see More
About the Fund's Investment Strategies and Risks later in this prospectus or
Investment Strategies and Policies in the Statement of Additional Information
("SAI").

Principal Risks
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund:

•      Market Risk of Equity Securities: By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's equity investments may underperform the equity markets as a whole.

•      Short Sales Risk: In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the
Fund will experience a loss.

•      Small or Mid-Cap Company Risk: Small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund's shares to go up and down, sometimes dramatically.

•      Strategic Investing Risk: In seeking to effect governance, strategic or operational changes in a company, the Fund may acquire large positions in the company's securities. There is a risk that the Fund's efforts may not be successful or, even if successful, the Fund's investment may lose value. In addition, the Fund may incur substantial transaction costs when making strategic investments, including costs associated with litigation, and those transactions may adversely affect or exceed the price of the securities.

•      Management Risk: The Fund's ability to achieve its investment objective depends on the Advisor's ability to select securities and other assets for investment by the Fund.

•      Foreign Security Risk: The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries.  Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries.
Emerging market countries may have government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. Investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

•      Market Concentration: Many foreign stock markets are more concentrated than U.S. stock markets, because a smaller number of companies make up a larger percentage of the market. Therefore, the performance of a single company or group of companies could have a much greater impact on a foreign stock market as a whole than a single company or group of companies would on a U.S. stock market.

•      Commodities Risk: The Fund's exposure to the commodities markets may subject the Fund to greater volatility than its investments in securities. The value of commodities and commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, and risks affecting a particular industry or commodity.

•      Precious Metals Risk: Investments in precious metals and securities related to precious metals are generally very volatile, and their prices may be affected by government policy; economic, financial, social and political factors; and inflation. In addition, the Fund may incur higher custody and transaction costs for precious metals than for investments in securities.

•      Credit Risk: The issuer or guarantor of a fixed income security held by the Fund may be unable or unwilling to make timely payments of interest or principal. This risk is magnified for lower-rated debt securities, such as high yield securities and securities issued in connection with corporate restructurings.

•      Interest Rate Risk: Changes in interest rates will affect the value of a
Fund's investments in fixed income securities and preferred stock.

•      High Yield Securities Risk: High yield securities involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.

•      Derivative Investment Risk: The Fund's use of derivative instruments may involve other risks than those associated with investing directly in the underlying securities. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. The use of derivatives may be speculative and may increase the Fund's losses or reduce opportunities for gain.

For more information on the risks of investing in this Fund, please see More
About the Fund's Investment Strategies and Risks later in this prospectus or
Investment Strategies and Policies in the SAI.

Performance
The Fund does not have a full calendar year performance record to compare against other mutual funds or the S&P 500 Index, which will be the Fund's benchmark index. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 30, 2011
Thesis Flexible Fund (Prospectus Summary) | Thesis Flexible Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Thesis Flexible Fund (the "Fund") seeks long-term growth of capital while reducing exposure to general equity market risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 564% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	564.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflect only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to pursue its investment objective principally by taking long and short positions in domestic and foreign common equity securities (including emerging market securities), American Depositary Receipts ("ADRs"), Global
Depositary Receipts ("GDRs"), domestic and foreign fixed income securities
(including securities of foreign sovereigns and supranational organizations and emerging market securities), precious metals, and commodities and commodity-related contracts. The Fund buys securities that the portfolio manager believes will go up in price and sells short securities the portfolio manager believes will go down in price. The Fund may invest in securities of companies of any size including small and mid capitalization companies. In addition, the
Fund may invest in "special situations" companies that are experiencing management changes, are currently out of favor with the investment community, or are facing other serious challenges.

While the Fund generally purchases securities for investment purposes, it may make strategic investments in companies for the purpose of effecting governance, operational or other fundamental changes. The Fund may seek to influence or control management of a company in which it invests[, or invest in other companies that do so,] when the Fund's advisor believes such actions will increase the value of the Fund's portfolio holdings. Shareholder activism can take any of several forms, including proxy battles, publicity campaigns, and negotiations with management.

The Fund identifies investment opportunities by researching opportunities and taking into account applicable market conditions and other macroeconomic factors.  The investment process involves an analysis of an issuer's
"fundamentals" -- such as revenues, earnings, cash flows, dividends, and balance sheet information -- coupled with an analysis of market action, including both price behavior and trading volume. The allocation between long and short positions is a result of the investment process. The Fund intends that, under normal market conditions, it will hold a higher percentage of its assets in long positions than short positions (i.e., the Fund will be "net long"). To manage its net exposure between long and short positions, the Fund may take long and short positions in instruments that provide exposure to the equity markets, including exchange-traded funds, options, futures, commodities, other index-based instruments and other instruments.

The Fund intends to invest in the following domestic and foreign fixed income securities:  notes, bills and debentures that are investment grade (rated in one of the four highest ratings categories by Moody's Investor Service, Inc.
("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
("Standard & Poor's")); bank debt obligations, high-yield debt securities
(commonly referred to as "junk bonds"), convertible securities, loan participations, securities eligible for trading pursuant to Rule 144A under the
Securities Act of 1933 ("Rule 144A Securities") and structured notes that are below investment grade (rated Ba or lower by Moody's or BB or lower by Standard
& Poor's) or that are in default; and securities issued by supranational organizations and sovereign debt securities which are rated by Moody's or
Standard & Poor's as either investment grade or below investment grade.  In selecting debt securities to achieve the Fund's investment objectives, the
Advisor will consider the likelihood of default and the potential for capital appreciation.

When deemed appropriate by the portfolio manager, the Fund may temporarily be positioned as market-neutral or "net short", as measured by gross long positions minus gross short positions, for short-term investment or defensive purposes. In addition, for short-term investment or defensive purposes the Fund may hold up to 100% of its assets in cash and equivalents, including government obligations in the currency of any developed country (including the U.S. dollar), short-term highly-rated commercial paper, and certificates of deposit issued by a government-insured banking institution. To the extent that the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective.

For more information on the principal investment strategies, please see More
About the Fund's Investment Strategies and Risks later in this prospectus or
Investment Strategies and Policies in the Statement of Additional Information
("SAI").

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund:

•      Market Risk of Equity Securities: By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's equity investments may underperform the equity markets as a whole.

•      Short Sales Risk: In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the
Fund will experience a loss.

•      Small or Mid-Cap Company Risk: Small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund's shares to go up and down, sometimes dramatically.

•      Strategic Investing Risk: In seeking to effect governance, strategic or operational changes in a company, the Fund may acquire large positions in the company's securities. There is a risk that the Fund's efforts may not be successful or, even if successful, the Fund's investment may lose value. In addition, the Fund may incur substantial transaction costs when making strategic investments, including costs associated with litigation, and those transactions may adversely affect or exceed the price of the securities.

•      Management Risk: The Fund's ability to achieve its investment objective depends on the Advisor's ability to select securities and other assets for investment by the Fund.

•      Foreign Security Risk: The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries.  Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries.
Emerging market countries may have government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. Investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

•      Market Concentration: Many foreign stock markets are more concentrated than U.S. stock markets, because a smaller number of companies make up a larger percentage of the market. Therefore, the performance of a single company or group of companies could have a much greater impact on a foreign stock market as a whole than a single company or group of companies would on a U.S. stock market.

•      Commodities Risk: The Fund's exposure to the commodities markets may subject the Fund to greater volatility than its investments in securities. The value of commodities and commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, and risks affecting a particular industry or commodity.

•      Precious Metals Risk: Investments in precious metals and securities related to precious metals are generally very volatile, and their prices may be affected by government policy; economic, financial, social and political factors; and inflation. In addition, the Fund may incur higher custody and transaction costs for precious metals than for investments in securities.

•      Credit Risk: The issuer or guarantor of a fixed income security held by the Fund may be unable or unwilling to make timely payments of interest or principal. This risk is magnified for lower-rated debt securities, such as high yield securities and securities issued in connection with corporate restructurings.

•      Interest Rate Risk: Changes in interest rates will affect the value of a
Fund's investments in fixed income securities and preferred stock.

•      High Yield Securities Risk: High yield securities involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.

•      Derivative Investment Risk: The Fund's use of derivative instruments may involve other risks than those associated with investing directly in the underlying securities. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. The use of derivatives may be speculative and may increase the Fund's losses or reduce opportunities for gain.

For more information on the risks of investing in this Fund, please see More
About the Fund's Investment Strategies and Risks later in this prospectus or
Investment Strategies and Policies in the SAI.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year performance record to compare against other mutual funds or the S&P 500 Index, which will be the Fund's benchmark index. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year performance record to compare against other mutual funds or the S&P 500 Index, which will be the Fund's benchmark index. Performance information will be available after the Fund has been in operation for one calendar year.
Thesis Flexible Fund (Prospectus Summary) | Thesis Flexible Fund | Thesis Flexible Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-30
Thesis Flexible Fund | Thesis Flexible Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	rr_ShareholderFeeOther	20
Overnight check delivery fee for weekday/Saturday	ck0001318342_ShareholderFeeOther2	20
Retirement account fees (annual maintenance and full redemption requests)	ck0001318342_ShareholderFeeOther3	15
Management fees	rr_ManagementFeesOverAssets	2.25%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (including dividend expenses on short sales, interest expenses and expenses related to special situation investing of 0.60%)	rr_OtherExpensesOverAssets	4.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.92%	[1]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.30%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	3.62%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	364
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,741
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,065
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,158

[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflect only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding interest, taxes, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) do not exceed 3.00% of average daily net assets of the Fund. This agreement is in effect until June 30, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.